UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 29, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--31.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--.2%
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	46,619	a	46,669
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		408,404
					455,073
Asset-Backed Ctfs./Auto Receivables--1.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	b	326,012
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. A3	1.55	7/8/16	450,000		454,014
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		230,642
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	480,000		489,367
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		291,295
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		78,190
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	165,000		166,788
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		320,452
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	59,943	b	60,100
Santander Drive Auto Receivables
Trust, Ser. 2010-1, Cl. A3	1.84	11/17/14	505,000		508,821
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		95,171
Santander Drive Auto Receivables

Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		100,458
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	b	328,150
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		431,003
					3,880,463
Asset-Backed Ctfs./Credit Cards--.2%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	3.00	8/15/18	460,000	a,b	485,873
Asset-Backed Ctfs./Home Equity Loans--.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	93,964	a	93,954
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.76	7/25/35	130,256	a	125,192
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	53,846	a	53,587
					272,733
Commercial Mortgage Pass-Through Ctfs.--1.5%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	b	238,836
Banc of America Merrill Lynch Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		619,259
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22,
Cl. A4	5.54	4/12/38	275,000	a	312,767
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	275,000		290,216
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	175,000	a	205,589
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	122,140	b	123,831
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	a,b	540,397
JP Morgan Chase Commercial

Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	b	498,192
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	103,092	a	109,900
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/19	435,000	a,b	501,654
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.66	8/15/39	415,000	a	449,499
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	4,421		4,420
					3,894,560
Consumer Staples--.6%
Altria Group,
Gtd. Notes	10.20	2/6/39	455,000		727,222
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	90,000		103,618
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	195,000		225,835
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	180,000		239,705
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	b	215,488
					1,511,868
Diversified Financial Services--3.0%
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	105,000		114,173
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000		82,709
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	220,000		217,641
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	740,000		768,970
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	120,000		127,425
Bank of America,

Sr. Unscd. Notes	7.38	5/15/14	390,000	421,747
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000	305,947
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000	215,180
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	345,000	355,134
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000	229,036
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	200,000	207,561
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	215,000	229,818
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000	257,235
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000b	251,118
FUEL Trust,
Scd. Notes	4.21	10/15/22	265,000b	272,108
General Electric Capital,
Sr. Unscd. Notes	1.21	4/7/14	375,000a	374,240
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	230,000c	240,433
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	395,000	489,229
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000	230,799
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	200,000	209,162
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000b	515,811
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.40	6/24/15	245,000	257,954
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	395,000	415,237
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	240,000	255,522

JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	135,000		156,614
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		97,631
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		30,893
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		103,138
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	180,000		178,661
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		296,539
					7,907,665
Diversified Metals & Mining--.1%
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		223,871
Foreign/Governmental--.1%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000	c	94,666
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		125,096
					219,762
Health Care--.3%
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	335,000		348,822
Aristotle Holding,
Gtd. Notes	4.75	11/15/21	140,000	b	150,671
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	180,000		192,204
					691,697
Industrial--.3%
CSX,
Sr. Unscd. Notes	4.75	5/30/42	210,000		220,061
Waste Management,
Gtd. Notes	7.38	5/15/29	170,000		226,666
Waste Management,
Gtd. Notes	7.75	5/15/32	170,000		242,576

					689,303
Insurance--.9%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		54,380
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000		264,653
AON,
Sr. Unscd. Notes	3.50	9/30/15	165,000		172,641
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		178,792
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	80,000		90,615
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		261,734
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		229,595
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		264,665
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	410,000		463,268
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		239,083
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		280,500
					2,499,926
Materials--.4%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	525,000		559,807
Dow Chemical,
Sr. Unscd. Notes	5.25	11/15/41	180,000		199,082
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	80,000		88,064
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	220,000	b	228,423
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		75,028
					1,150,404

Media & Telecommunications--1.4%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	145,000		185,561
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	180,000		195,863
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		168,215
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	b	414,682
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	370,000		426,011
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	240,000		277,967
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	250,000		274,371
News America,
Gtd. Notes	6.65	11/15/37	435,000		531,847
Time Warner
Gtd. Debs.	6.10	7/15/40	75,000		89,267
Time Warner
Gtd. Debs.	6.20	3/15/40	125,000		149,039
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	220,000		243,157
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	265,000		312,174
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000		89,954
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	165,000		172,969
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	145,000		155,946
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000		86,744
					3,773,767
Municipal Bonds--.2%
Los Angeles Department of Water

and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		143,767
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		12,216
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		278,422
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		166,628
					601,033
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	1.32	5/16/14	225,000	a	221,951
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000		110,296
					332,247
Oil & Gas--.8%
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	225,000		248,068
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		267,210
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		122,507
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		235,905
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		465,750
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	200,000		216,024
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	137,000		159,842
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000		284,376
Valero Energy,
Gtd. Notes	6.13	2/1/20	130,000		151,898
					2,151,580

Real Estate--.6%
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	20,000		23,294
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		242,886
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000		113,853
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		282,363
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		264,210
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		229,312
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	179,000		240,983
WEA Finance,
Gtd. Notes	7.13	4/15/18	135,000	b	161,503
					1,558,404
Residential Mortgage Pass-Through Ctfs.--.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.51	7/25/35	110,317	a	98,750
Retail--.6%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000		251,712
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	562,729	b	720,638
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	170,000		220,116
Macys Retail Holdings,
Gtd. Notes	3.88	1/15/22	215,000		221,496
Staples,
Gtd. Notes	9.75	1/15/14	170,000		195,041
					1,609,003
U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c,d	1,031,827

Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000d	511,612
				1,543,439
U.S. Government Agencies/Mortgage-Backed--12.1%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41			3,010,091d	3,116,887
4.00%, 12/1/40			1,059,304d	1,113,428
4.50%, 2/1/39			112,145d	119,264
5.00%, 1/1/23 - 8/1/39			2,581,459d	2,816,733
5.50%, 4/1/22 - 6/1/39			1,571,144d	1,708,051
6.00%, 3/1/38			293,040d	322,625
Federal National Mortgage Association:
3.50%, 12/1/41			1,552,218d	1,607,665
4.00%, 12/1/40 - 12/1/41			11,272,800d	11,915,121
4.50%, 2/1/38 - 2/1/39			1,201,172d	1,281,118
5.00%, 8/1/20 - 9/1/39			4,745,605d	5,200,839
5.50%, 9/1/34 - 7/1/40			1,709,242d	1,878,100
6.00%, 5/1/22 - 5/1/39			816,389d	902,645
8.00%, 3/1/30			139d	143
Government National Mortgage Association I;
5.50%, 4/15/33			92,486	103,677
				32,086,296
U.S. Government Securities--5.7%
U.S. Treasury Bonds:
3.88%, 8/15/40			440,000c	510,125
6.50%, 11/15/26			330,000	492,576
U.S. Treasury Inflation Protected
Securities 0.13%, 4/15/16			3,926,323e	4,179,386
U.S. Treasury Notes:
1.00%, 4/30/12			4,235,000c	4,241,784
1.38%, 9/15/12			820,000c	825,510
2.13%, 5/31/15			1,580,000	1,662,827
2.63%, 8/15/20			1,475,000c	1,584,128
3.63%, 5/15/13			1,415,000c	1,472,872
				14,969,208
Utilities--.4%
Duke Energy Carolinas,

First Mortgage Bonds	5.25	1/15/18	95,000	111,821
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000	110,288
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000	271,991
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	269,660
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000	255,571
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	33,185
				1,052,516
Total Bonds and Notes
(cost $79,833,871)				83,659,441

Common Stocks--67.4%			Shares	Value ($)
Consumer Discretionary--10.1%
Autoliv			13,970c	930,402
Carnival			75,203	2,277,899
CBS, Cl. B			53,550	1,601,145
Delphi Automotive			28,180c	901,760
DIRECTV, Cl. A			24,490f	1,134,377
General Motors			16,090f	418,662
Home Depot			28,414	1,351,654
Johnson Controls			43,100	1,406,353
Macy's			17,470	663,336
McDonald's			13,830	1,373,042
Melco Crown Entertainment, ADR			53,060c,f	670,148
Michael Kors Holdings			16,210	701,082
Newell Rubbermaid			70,290	1,286,307
News, Cl. A			100,690	2,000,710
NVR			510f	352,920
Omnicom Group			50,160	2,479,910
PVH			20,560	1,747,806
Robert Half International			23,150	658,154
Stanley Black & Decker			8,820	677,376
Staples			26,540	389,076

Time Warner	18,036	671,120
Toll Brothers	33,570f	787,552
Viacom, Cl. B	20,490	975,734
Walt Disney	31,560	1,325,204
		26,781,729
Consumer Staples--5.6%
Avon Products	24,380	455,662
Coca-Cola Enterprises	65,130	1,882,257
ConAgra Foods	29,230	767,287
CVS Caremark	25,901	1,168,135
Energizer Holdings	17,150f	1,311,117
Kraft Foods, Cl. A	23,050	877,514
Lorillard	8,260	1,082,721
PepsiCo	21,895	1,378,071
Philip Morris International	28,630	2,391,178
Post Holdings	6,515f	202,877
Ralcorp Holdings	13,030f	972,038
Unilever, ADR	70,950	2,303,747
		14,792,604
Energy--8.3%
Anadarko Petroleum	25,360	2,133,283
Apache	7,610	821,347
Cameron International	15,559f	866,792
Chevron	24,514	2,674,968
ENSCO, ADR	17,940	1,045,902
EOG Resources	29,171	3,321,410
National Oilwell Varco	28,160	2,324,045
Occidental Petroleum	47,020	4,907,477
Schlumberger	27,450	2,130,394
TransCanada	19,080	839,138
Valero Energy	30,880	756,251
		21,821,007
Exchange Traded Funds--1.4%
iShares Russell 1000 Value Index
Fund	9,830	671,487
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	22,610	3,098,022

		3,769,509
Financial--13.8%
Affiliated Managers Group	10,026f	1,066,666
American Express	30,020	1,587,758
Ameriprise Financial	33,740	1,881,342
Aon	17,888	837,337
Bank of America	68,620	546,901
Capital One Financial	36,900	1,867,140
CBRE Group, Cl. A	49,110f	900,186
Chubb	26,260	1,784,630
Citigroup	78,988	2,631,880
Comerica	32,060	951,861
Discover Financial Services	18,930	568,089
Franklin Resources	4,730	557,620
Genworth Financial, Cl. A	50,690f	460,772
Goldman Sachs Group	9,100	1,047,774
IntercontinentalExchange	6,410f	884,324
JPMorgan Chase & Co.	98,994	3,884,525
Marsh & McLennan	36,780	1,147,536
MetLife	35,837	1,381,516
Moody's	28,860	1,114,285
NASDAQ OMX Group	15,200f	400,368
PNC Financial Services Group	14,800	880,896
Prudential Financial	14,560	890,490
SunTrust Banks	20,480	470,221
T. Rowe Price Group	18,510	1,140,031
TD Ameritrade Holding	34,830	650,276
Travelers	7,010	406,370
U.S. Bancorp	44,710	1,314,474
Wells Fargo & Co.	165,812	5,188,257
		36,443,525
Health Care--8.9%
Baxter International	32,000	1,860,160
Cigna	48,720	2,149,039
Covidien	27,791	1,452,080
Eli Lilly & Co.	9,740	382,198
Humana	5,250	457,275

Johnson & Johnson	19,237	1,251,944
McKesson	22,810	1,904,863
Merck & Co.	50,810	1,939,418
Mylan	19,440f	455,674
Omnicare	12,190	428,844
Pfizer	290,627	6,132,230
Sanofi, ADR	49,440	1,830,763
St. Jude Medical	18,540	780,905
Thermo Fisher Scientific	7,620f	431,444
UnitedHealth Group	16,490	919,318
Zimmer Holdings	17,870	1,085,603
		23,461,758
Industrial--6.3%
Caterpillar	16,120	1,841,065
Cooper Industries	6,840	418,745
Cummins	8,150	982,645
Dover	13,430	859,789
Eaton	37,130	1,937,815
FedEx	11,510	1,035,785
General Electric	260,540	4,963,287
Honeywell International	7,330	436,648
Hubbell, Cl. B	5,870	441,541
JB Hunt Transport Services	13,740	703,625
Owens Corning	22,200f	702,630
Pitney Bowes	24,230c	439,290
Thomas & Betts	9,900f	715,077
Tyco International	12,365	640,754
United Technologies	5,030	421,866
		16,540,562
Information Technology--10.4%
Alliance Data Systems	4,510c,f	547,334
Analog Devices	15,260	598,345
Apple	10,111f	5,484,611
Cisco Systems	133,710	2,658,155
Cognizant Technology Solutions,
Cl. A	14,440f	1,024,518
Electronic Arts	88,990f	1,453,207

EMC	50,450f	1,396,960
Informatica	15,480f	760,997
International Business Machines	7,070	1,390,881
Intuit	16,600	960,144
NetApp	24,090f	1,035,870
Oracle	67,710	1,981,872
QUALCOMM	60,790	3,779,922
SanDisk	21,600f	1,068,336
Skyworks Solutions	38,150f	1,028,906
Teradata	14,090f	937,690
Texas Instruments	20,040	668,334
Vishay Intertechnology	66,550f	815,903
		27,591,985
Materials--1.7%
Air Products & Chemicals	4,730	426,835
Celanese, Ser. A	17,970	854,833
Dow Chemical	47,000	1,574,970
Eastman Chemical	8,290	448,738
Freeport-McMoRan Copper & Gold	9,610	409,002
International Paper	19,580	688,237
		4,402,615
Telecommunication Services--.9%
AT&T	73,714	2,254,911
Total Common Stocks
(cost $166,573,342)		177,860,205

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $166,624)	166,624[g]	166,624
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,460,798)	2,460,798[g]	2,460,798

Total Investments (cost $249,034,635)	100.1%	264,147,068
Liabilities, Less Cash and Receivables	(.1%)	(156,386)
Net Assets	100.0%	263,990,682

ADR - American Depository Receipts
GO-General Obligation

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities were valued at $6,033,487 or 2.3% of net assets.

c

Security, or portion thereof, on loan. At February 29, 2012, the value of the fund's securities on loan was $8,285,908 and the value of the collateral held by the fund was $8,532,529, consisting of cash collateral of $2,460,798 and U.S. Government and Agency Securities valued at $6,071,731.

d

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $15,112,433 of which $22,029,004 related to appreciated investment securities and $6,916,571 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	66.0
U.S. Government & Agencies	18.4
Corporate Bonds	9.5
Asset/Mortgage-Backed	3.5
Exchange Traded Funds	1.4
Money Market Investments	1.0
Muncipal Bonds	.2
Foreign/Governmental	.1
100.1
† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed		5,094,142	-	5,094,142
Commercial Mortgage-Backed		3,894,560	-	3,894,560
Corporate Bonds+		25,152,250	-	25,152,250
Equity Securities - Domestic+	165,769,514	-	-	165,769,514
Equity Securities - Foreign+	8,321,182	-	-	8,321,182
Foreign Government		219,762	-	219,762
Municipal Bonds		601,033	-	601,033
Mutual Funds/Exchange Traded Funds	6,396,932	-	-	6,396,932
Residential Mortgage-Backed		98,750	-	98,750
U.S. Government Agencies/Mortgage-Backed		33,629,735	-	33,629,735

U.S. Treasury		14,969,208	-	14,969,208
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)